Investments held at fair value - Narrative (Details) $ in Thousands																								1 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Aug. 26, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	May 26, 2020 USD ($) shares	Apr. 30, 2020 USD ($) shares	Apr. 01, 2020 USD ($) shares	Feb. 12, 2020 USD ($) shares	Jan. 22, 2020 USD ($) shares	Dec. 05, 2019 USD ($)	Dec. 02, 2019 USD ($)	Nov. 15, 2019 shares	Nov. 05, 2019 USD ($)	Oct. 07, 2019 USD ($)	Aug. 12, 2019 USD ($)	Jul. 01, 2019 USD ($)	Jun. 28, 2019	Jun. 27, 2019	Mar. 15, 2019 USD ($) shares	Mar. 14, 2019	Feb. 12, 2019 USD ($) shares	Feb. 11, 2019	May 08, 2018	May 07, 2018	Dec. 31, 2019 USD ($)	Jan. 26, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Investments held at fair value [Line Items]
Gain on deconsolidation																											$ 0	$ 264,409	$ 41,730
Investments held at fair value	$ 530,161																							$ 714,905		$ 714,905	530,161	714,905	169,755
Increase (decrease) in fair value measurement, assets																											232,674	(78,496)
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities																											1,150	1,556	0
Purchase of investments other than investments accounted for using equity method																											10,000	13,670	3,500
Share of associate loss allocated to long-term interest																											(23,006)
Share of net income/(loss) of associates accounted for using the equity method																											(34,117)	30,791	(11,490)
Loss realized on sale of investments																											(54,976)	0	0
Gain on loss of significant influence																											0	445,582	10,287
Sale of investments held at fair value																											350,586	9,294	0
Vor [Member]
Investments held at fair value [Line Items]
Increase (decrease) in fair value measurement, assets																											19,100
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities			$ 500				$ 700
Acquisition of equity instruments in other entities | shares			961,538				1,625,000
Karuna [Member]
Investments held at fair value [Line Items]
Investments held at fair value										$ 557,200
Increase (decrease) in fair value measurement, assets																								$ 700			191,200
Sale of equity instruments in other entities | shares		(1,333,333)		555,500				(2,100,000)
Loss realized on sale of investments																											(54,800)
Sale of investments held at fair value		$ (101,600)		$ 45,000				$ (200,900)
Proportion of ownership interest in investee	12.60%
resTORbio [Member]
Investments held at fair value [Line Items]
Increase (decrease) in fair value measurement, assets																											100	71,900	33,000
Sale of equity instruments in other entities | shares					2,119,696						7,680,700
Loss realized on sale of investments																											(200)
Sale of investments held at fair value					$ (3,000)																					$ 9,300
Proportion of ownership interest in investee											5.80%
Number Of Shares Held | shares											2,119,696
Vor [Member]
Investments held at fair value [Line Items]
Proportion of voting rights held in associate																				47.50%	79.50%
Gain on deconsolidation																											0	6,357	0
Investments held at fair value																				$ 12,000
Increase (decrease) in fair value measurement, assets																												600
Gelesis [Member]
Investments held at fair value [Line Items]
Proportion of voting rights held in associate															25.20%
Gain on deconsolidation															$ 156,000												0	156,014	0
Investments held at fair value															$ 49,200
Increase (decrease) in fair value measurement, assets																											7,100	18,700
Acquisition of equity instruments in other entities | shares						579,038
Purchase of investments other than investments accounted for using equity method						$ 10,000			$ 8,000			$ 1,200	$ 3,300	$ 2,000														8,020
Share of associate loss allocated to long-term interest																											$ (23,006)	$ 0
Proportion of ownership interest in associate																											47.90%	49.30%
Gelesis [Member] | Top of range [member]
Investments held at fair value [Line Items]
Purchase of investments other than investments accounted for using equity method													$ 6,500
Karuna [Member]
Investments held at fair value [Line Items]
Proportion of voting rights held in associate																31.60%	44.30%	44.30%	70.90%
Gain on deconsolidation																											$ 0	$ 102,038	0
Investments held at fair value																		$ 72,400
Purchase of investments other than investments accounted for using equity method																												5,000
Share of net income/(loss) of associates accounted for using the equity method																												(6,300)
Gain on investment at initial public offering																												40,633	40,600
Gain on loss of significant influence																												$ 445,600
Proportion of ownership interest in associate										28.40%
Shareholder ownership percentage																												0.314
Akili [Member]
Investments held at fair value [Line Items]
Proportion of voting rights held in associate																						41.90%	61.80%
Gain on deconsolidation																											0	$ 0	41,730
Increase (decrease) in fair value measurement, assets																											$ 14,400	$ 11,500
resTORbio [Member]
Investments held at fair value [Line Items]
Increase (decrease) in fair value measurement, assets																									$ 14,300
Share of net income/(loss) of associates accounted for using the equity method																													(11,500)
Gain on loss of significant influence																													$ 10,287
Shareholder ownership percentage																													0.349
Series A-2 Preferred [Member] | Vor [Member]
Investments held at fair value [Line Items]
Number of shares issued by investee | shares																				62,819,866
Share price of investee shares																				0.40
Series B Preferred [Member] | Karuna [Member]
Investments held at fair value [Line Items]
Number of shares issued by investee | shares																		5,285,102
Share price of investee shares																		15.14